Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 76 .19%
BANK LOANS — 8 .17% *
Consumer Discretionary — 1 .35%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
1
$ 12,386 $ 9,847
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
12,000 9,772
19,619
Food — 0 .74%
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.14% 06/08/28
1
10,777 10,831
Health Care — 0 .10%
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.15%)
9.53% 11/23/27
1
3,209 1,410
Industrials — 2 .46%
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
1
4,453 4,279
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.47% 12/29/27
1
12,707 12,643
SPX flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.60%)
9.41% - 9.58% 04/05/29
1
6,536 6,566
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.14% 05/30/24
1
16,602 12,348
35,836
Information Technology — 0 .83%
Magenta Buyer LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.64% 07/27/28
1
12,740 9,117
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
1
3,067 3,021
12,138
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials — 1 .13%
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
10.36% 08/18/28
1
$ 12,708 $ 12,723
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.85%)
10.24% 10/15/25
1
5,500 3,776
16,499
Retail — 1 .06%
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(SOFR plus 8.11%)
13.47% 02/04/28
1
15,500 15,505
Services — 0 .50%
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.51% 04/11/29
1
7,960 7,292
Total Bank Loans
(Cost $127,711) 119,130
CORPORATES — 55 .73% *
Automobile Components — 2 .37%
Ford Motor Credit Co. LLC
4.06% 11/01/24 35,000 34,562
Banking — 2 .02%
Bank of America Corp.,
Series RR
4.38%
2,3
5,000 4,479
Bank of New York Mellon Corp. (The),
Series I
3.75%
2,3
5,000 4,310
U.S. Bancorp
3.70%
2,3
10,000 7,900
UBS Group AG
(Switzerland)
6.54% 08/12/33
3,4,5
12,000 12,795
29,484
Communications — 10 .87%
Altice Financing SA
(Luxembourg)
5.75% 08/15/29
4,5
4,000 3,545
Altice France Holding SA
(Luxembourg)
10.50% 05/15/27
4,5
4,000 2,630
Altice France SA
(France)
5.13% 01/15/29
4,5
5,000 3,925
5.50% 10/15/29
4,5
11,000 8,631
8.13% 02/01/27
4,5
3,000 2,790

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Cable One, Inc.
4.00% 11/15/30
5
$ 16,000 $ 13,120
Cogent Communications Group, Inc.
7.00% 06/15/27
5
2,000 2,025
CommScope, Inc.
4.75% 09/01/29
5
5,000 3,412
Consolidated Communications, Inc.
6.50% 10/01/28
5
3,000 2,602
CSC Holdings LLC
6.50% 02/01/29
5
20,000 17,668
7.50% 04/01/28
5
12,000 8,988
DISH DBS Corp.
5.13% 06/01/29 7,000 3,622
5.25% 12/01/26
5
8,000 6,869
DISH Network Corp.
11.75% 11/15/27
5
3,000 3,133
Frontier Communications Holdings LLC
5.00% 05/01/28
5
4,000 3,699
6.75% 05/01/29
5
4,000 3,581
8.63% 03/15/31
5
4,000 4,082
Gray Escrow II, Inc.
5.38% 11/15/31
5
5,000 3,776
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
4,5
2,000 1,917
Level 3 Financing, Inc.
10.50% 05/15/30
5
7,000 6,825
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
5
5,000 4,800
6.00% 02/15/28
5
5,000 4,668
Scripps Escrow II, Inc.
5.38% 01/15/31
5
7,000 5,145
Scripps Escrow, Inc.
5.88% 07/15/27
5
3,000 2,671
Sirius XM Radio, Inc.
3.88% 09/01/31
5
13,000 11,138
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
4,5
16,000 13,734
Zayo Group Holdings, Inc.
4.00% 03/01/27
5
12,000 9,634
158,630
Consumer Discretionary — 3 .90%
Central Garden & Pet Co.
4.13% 04/30/31
5
3,000 2,655
Everi Holdings, Inc.
5.00% 07/15/29
5
3,000 2,745
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
5
8,000 6,991
Spectrum Brands, Inc.
3.88% 03/15/31
5
10,000 9,089
Triton Water Holdings, Inc.
6.25% 04/01/29
5
12,000 10,515
WarnerMedia Holdings, Inc.
5.14% 03/15/52 17,000 14,644
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
5
$ 11,000 $ 10,296
56,935
Consumer Products — 0 .34%
Newell Brands, Inc.
6.50% 04/01/46 6,000 4,997
Electric — 0 .26%
Pike Corp.
5.50% 09/01/28
5
4,000 3,816
Energy — 4 .14%
Energy Transfer LP,
Series B
6.63%
2,3
14,000 11,742
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 12,000 11,634
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
5
7,000 7,080
SM Energy Co.
6.50% 07/15/28 8,000 8,007
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 9,000 8,224
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
4,5
3,000 3,120
Venture Global LNG, Inc.
9.50% 02/01/29
5
8,000 8,468
9.88% 02/01/32
5
2,000 2,084
60,359
Finance — 3 .53%
American Express Co.,
Series D
3.55%
2,3
5,000 4,313
Charles Schwab Corp. (The)
Series K
5.00%
2,3
5,000 4,526
Cushman & Wakefield U.S. Borrower LLC
8.88% 09/01/31
5
6,000 6,355
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
4,5
7,000 7,184
8.00% 06/15/28
4,5
2,000 2,060
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 9,000 7,560
5.25% 05/15/27 2,000 1,813
6.25% 05/15/26 2,000 1,916
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
5
12,000 11,214
JPMorgan Chase & Co.,
Series KK
3.65%
2,3
5,000 4,588
51,529

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food — 3 .34%
B&G Foods, Inc.
5.25% 04/01/25 $ 3,000 $ 2,970
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
5
6,000 600
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
4
14,000 12,064
5.75% 04/01/33
4
5,000 4,951
Pilgrim's Pride Corp.
3.50% 03/01/32 9,000 7,631
6.25% 07/01/33 9,000 9,273
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
5
11,000 9,548
TreeHouse Foods, Inc.
4.00% 09/01/28 2,000 1,773
48,810
Gaming — 0 .96%
Churchill Downs, Inc.
5.75% 04/01/30
5
8,000 7,799
Ontario Gaming GTA LP
(Canada)
8.00% 08/01/30
4,5
6,000 6,228
14,027
Health Care — 8 .18%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
4,5
13,000 12,686
Bausch + Lomb Escrow Corp.
(Canada)
8.38% 10/01/28
4,5
7,000 7,399
Bausch Health Cos., Inc.
(Canada)
14.00% 10/15/30
4,5
1,000 561
Cano Health LLC
6.25% 10/01/28
5
4,000 307
Catalent Pharma Solutions, Inc.
5.00% 07/15/27
5
17,000 16,442
Centene Corp.
2.63% 08/01/31 4,000 3,330
3.00% 10/15/30 5,000 4,336
Grifols SA
(Spain)
4.75% 10/15/28
4,5
6,000 5,469
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% 04/30/28
5
2,000 2,075
Kedrion SpA
(Italy)
6.50% 09/01/29
4,5
6,000 5,490
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
5
16,000 13,106
Option Care Health, Inc.
4.38% 10/31/29
5
1,000 913
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Prestige Brands, Inc.
3.75% 04/01/31
5
$ 3,000 $ 2,626
Prime Healthcare Services, Inc.
7.25% 11/01/25
5
7,000 6,855
Star Parent, Inc.
9.00% 10/01/30
5
7,000 7,395
Tenet Healthcare Corp.
4.25% 06/01/29 4,000 3,744
4.38% 01/15/30 2,000 1,858
4.88% 01/01/26 25,000 24,743
119,335
Industrials — 2 .64%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
4,5
10,000 7,780
Artera Services LLC
9.03% 12/04/25
5
5,000 4,747
Energizer Holdings, Inc.
4.38% 03/31/29
5
3,000 2,703
Graham Packaging Co., Inc.
7.13% 08/15/28
5
6,000 5,435
II-VI, Inc.
5.00% 12/15/29
5
3,000 2,852
OT Merger Corp.
7.88% 10/15/29
5
10,000 6,064
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
4,5
3,000 3,000
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
4,5
3,000 2,947
Verde Purchaser LLC
10.50% 11/30/30
5
3,000 3,046
38,574
Information Technology — 2 .76%
MSCI, Inc.
3.63% 11/01/31
5
25,000 22,034
NCR Voyix Corp.
5.25% 10/01/30
5
5,000 4,598
Open Text Corp.
(Canada)
6.90% 12/01/27
4,5
3,000 3,113
RingCentral, Inc.
8.50% 08/15/30
5
4,000 4,094
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% 02/01/29
5
7,000 6,370
40,209
Insurance — 0 .64%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
5
6,000 5,490

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
4.25% 10/15/27
5
$ 4,000 $ 3,847
9,337
Materials — 4 .17%
ASP Unifrax Holdings, Inc.
7.50% 09/30/29
5
9,000 4,619
ATI, Inc.
7.25% 08/15/30 2,000 2,090
Axalta Coating Systems, LLC
3.38% 02/15/29
5
6,000 5,410
Clearwater Paper Corp.
4.75% 08/15/28
5
9,000 8,392
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
4,5
10,000 8,188
International Flavors & Fragrances, Inc.
2.30% 11/01/30
5
9,000 7,449
NOVA Chemicals Corp.
(Canada)
8.50% 11/15/28
4,5
2,000 2,101
SCIH Salt Holdings, Inc.
4.88% 05/01/28
5
2,000 1,883
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
4,5
11,000 9,555
Valvoline, Inc.
3.63% 06/15/31
5
13,000 11,118
60,805
Office REITs — 0 .38%
Hudson Pacific Properties LP
3.25% 01/15/30 2,000 1,504
4.65% 04/01/29 5,000 4,062
5,566
Retail — 2 .61%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
5
4,000 3,935
5.88% 04/01/29
5
3,000 2,841
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
5
12,000 10,602
LCM Investments Holdings II LLC
8.25% 08/01/31
5
5,000 5,213
Lithia Motors, Inc.
3.88% 06/01/29
5
3,000 2,720
Michaels Cos., Inc. (The)
7.88% 05/01/29
5
10,000 6,307
Raising Cane's Restaurants LLC
9.38% 05/01/29
5
6,000 6,406
38,024
Services — 2 .33%
Adtalem Global Education, Inc.
5.50% 03/01/28
5
4,000 3,883
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
HealthEquity, Inc.
4.50% 10/01/29
5
$ 3,000 $ 2,780
Upbound Group, Inc.
6.38% 02/15/29
5
3,000 2,828
VT Topco, Inc.
8.50% 08/15/30
5
5,000 5,209
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
5
7,000 6,805
Waste Pro USA, Inc.
5.50% 02/15/26
5
13,000 12,527
34,032
Specialized REITs — 0 .29%
Greystar Real Estate Partners LLC
7.75% 09/01/30
5
4,000 4,200
Total Corporates
(Cost $822,515) 813,231
MORTGAGE-BACKED — 11 .81% **
Non-Agency Commercial Mortgage-Backed — 3 .48%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR6, Class X1 (IO)
0.86% 11/11/41
3,5
1,671,158 4,868
Commercial Mortgage Trust,
Series 2004-LB2A, Class X1 (IO)
1.75% 03/10/39
3,5
230,027 2,861
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
0.88% 10/15/45
3
4,385 20
Credit Suisse Mortgage Capital Trust,
Series 2006-C4, Class AX (IO)
0.85% 09/15/39
3,5
479,149 2,365
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
5
3,404 3,343
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.33% 01/15/47
3
90,058 4
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.80% 11/15/47
3
146,762 535
Merrill Lynch Mortgage Investors Trust,
Series 1997-C2, Class IO (IO)
1.31% 12/10/29
3
3,567,269 1,785
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94% 02/12/40
3,5
25,000 12,356
Queens Center Mortgage Trust,
Series 2013-QCA, Class B
3.38% 01/11/37
5
25,000 22,526
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.35% 06/15/46
3
37,996 72
50,735

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 8 .21%
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.71% 02/25/47
1
$ 24,831 $ 9,690
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/24)
5.00% 07/25/62
5
28,035 27,119
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.51% 11/25/37
3
8,399 7,018
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
4.44% 06/25/36
3
19,659 14,189
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
5.39% 11/21/34
3
31,589 29,788
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A2 (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 7.10% Cap)
1.63% 03/25/36
1,6,7
218,152 14,633
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(CME Term SOFR 1-Month plus 0.30%)
5.66% 04/25/37
1
46,171 17,399
119,836
U.S. Agency Commercial Mortgage-Backed — 0 .12%
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.23% 04/16/53
3
237,494 525
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01% 02/16/46
3
108,302 1,276
1,801
Total Mortgage-Backed
(Cost $241,357) 172,372
U.S. TREASURY SECURITIES — 0 .48%
U.S. Treasury Notes — 0 .48%
U.S. Treasury Notes
4.25% 12/31/25 4,000 4,000
4.38% 11/30/28 2,000 2,047
4.88% 11/30/25 1,000 1,011
Total U.S. Treasury Securities
(Cost $7,044) 7,058
Total Bonds — 76 .19%
(Cost $1,198,627)
1,111,791
Issues Shares Value
COMMON STOCK — 12 .48%
Communication Services — 2 .88%
Altice USA, Inc., Class A
8
1,736 5,642
AT&T, Inc. 372 6,242
Issues Shares Value
COMMON STOCK — 12.48% (continued)
Communication Services — 2.88% (continued)
Nexstar Media Group, Inc., Class A 48 $ 7,524
T-Mobile U.S., Inc. 117 18,759
Warner Bros. Discovery, Inc.
8
340 3,869
42,036
Consumer Discretionary — 1 .93%
Newell Brands, Inc. 416 3,611
Qurate Retail, Inc.
8
3,324 2,910
Spectrum Brands Holdings, Inc. 64 5,105
Upbound Group, Inc. 485 16,476
28,102
Diversified REITs — 1 .03%
Gaming and Leisure Properties, Inc. 306 15,101
Financials — 1 .87%
FirstCash Holdings, Inc. 160 17,342
Wells Fargo & Co. 203 9,992
27,334
Gaming — 0 .54%
Penn Entertainment, Inc.
8
300 7,806
Health Care — 1 .57%
Bausch + Lomb Escrow Corp. (Canada)
4,8
365 6,227
Bausch Health Cos., Inc.
4,8
(Canada) 940 7,539
Centene Corp.
8
123 9,128
22,894
Industrials — 0 .69%
TransDigm Group, Inc. 10 10,116
Information Technology — 0 .74%
CommScope Holding Co., Inc.
8
818 2,307
NCR Voyix Corp.
8
239 4,041
SS&C Technologies Holdings, Inc. 72 4,400
10,748
Office REITs — 0 .31%
Hudson Pacific Properties, Inc. 492 4,580
Transportation — 0 .60%
Hertz Global Holdings, Inc.
8
844 8,769
Utilities — 0 .32%
FirstEnergy Corp. 127 4,656
Total Common Stock
(Cost $290,225) 182,142
MASTER LIMITED PARTNERSHIPS — 2 .86%
Energy — 2 .86%
Enterprise Products Partners LP 531 13,992
NGL Energy Partners LP
8
2,525 14,064
Sunoco LP 128 7,671

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues Shares Value
MASTER LIMITED PARTNERSHIPS — 2.86% (continued)
Energy — 2.86% (continued)
USA Compression Partners LP 260 $ 5,936
41,663
Total Master Limited Partnerships
(Cost $19,656) 41,663
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .18%
Money Market Funds — 1 .45%
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
9
21,169 21,169
U.S. Treasury Bills — 6 .73%
U.S. Treasury Bills (WI)
5.31%
10
04/16/24 $ 50,000 49,243
5.32%
10
05/16/24 50,000 49,045
98,288
Total Short-Term Investments
(Cost $119,436) 119,457
Total Investments - 99.71%
(Cost $1,627,944) 1,455,053
Cash and Other Assets, Less Liabilities - 0.29% 4,199
Net Assets - 100.00% $ 1,459,252
1
Floating rate security. The rate disclosed was in effect at December 31, 2023.
2
Perpetual security with no stated maturity date.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Foreign denominated security issued by foreign domiciled entity.
5
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
6
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
7
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $14,633, which is 1.00% of total net assets.
8
Non-income producing security.
9
Represents the current yield as of December 31, 2023.
10
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 3 03/28/24 $ 617,742 $ 6,253 $ 6,253
U.S. Treasury Five-Year Note 2 03/28/24 217,547 4,909 4,909
835,289 11,162 11,162
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 1 03/19/24 (118,016) (5,119) (5,119)
TOTAL FUTURES CONTRACTS $ 717,273 $ 6,043 $ 6,043

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
OPPORTUNISTIC HIGH INCOME CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 21,169 $ — $ — $ 21,169
U.S. Treasury Bills 98,288 — — 98,288
Long-Term Investments:
Bank Loans — 119,130 — 119,130
Common Stock 182,142 — — 182,142
Corporates — 813,231 — 813,231
Master Limited Partnerships 41,663 — — 41,663
Mortgage-Backed Securities — 157,739 14,633 172,372
U.S. Treasury Securities 7,058 — — 7,058
Other Financial Instruments
*
Assets:
Interest rate contracts 11,162 — — 11,162
Liabilities:
Interest rate contracts (5,119) — — (5,119)
Total $ 356,363 $ 1,090,100 $ 14,633 $ 1,461,096
*Other financial instruments include futures. Interest rate contracts include futures.

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
OPPORTUNISTIC HIGH INCOME
CREDIT FUND
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 16,821 $ 16,821
Accrued discounts/premiums (3,715) (3,715)
Realized gain (loss) — —
Change in unrealized appreciation* 1,527 1,527
Purchases — —
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
December 31, 2023
$ 14,633 $ 14,633
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $1,527 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
OPPORTUNISTIC HIGH
INCOME CREDIT FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $14,633 Third-Party Vendor Vendor Prices $6.71 $6.71 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.